UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     January 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $58,710 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRISTOL MYERS SQUIBB CO        COM              110122108     3854   152618 SH       152618                      0        0   152618
BUNGE LIMITED                  COM              G16962105     1034    16200 SH       16200                       0        0    16200
CALPINE CORP                   COM NEW          131347304     1121   101900 SH       101900                      0        0   101900
CONOCOPHILLIPS                 COM              20825C104      288     5638 SH       5638                        0        0     5638
CROSS TIMBERS RTY TR           TR UNIT          22757R109      704    20865 SH       20865                       0        0    20865
DELL INC                       COM              24702R101     1391    96900 SH       96900                       0        0    96900
DEVON ENERGY CORP NEW          COM              25179M103      465     6328 SH       6328                        0        0     6328
DNP SELECT INCOME FD           COM              23325P104      107    11910 SH       11910                       0        0    11910
EXXON MOBIL CORP               COM              30231G102      277     4055 SH       4055                        0        0     4055
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3189   236895 SH       236895                  15000        0   221895
FIFTH THIRD BANCORP            COM              316773100      296    30360 SH       30360                       0        0    30360
GENERAL DYNAMICS CORP          COM              369550108     2045    30000 SH       30000                       0        0    30000
GENERAL ELECTRIC CO            COM              369604103      806    53285 SH       53285                       0        0    53285
GERON CORP                     COM              374163103     2285   411767 SH       411767                  45000        0   366767
HANCOCK JOHN PATRIOT PREM II   COM SH BEN INT   41013T105      579    58100 SH       58100                       0        0    58100
HEALTHCARE RLTY TR             COM              421946104      941    43866 SH       43866                       0        0    43866
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      981    61033 SH       61033                       0        0    61033
INTEL CORP                     COM              458140100     2954   144827 SH       144827                      0        0   144827
JPMORGAN CHASE & CO            COM              46625H100      452    10858 SH       10858                       0        0    10858
LEUCADIA NATL CORP             COM              527288104      970    40776 SH       40776                       0        0    40776
M D C HLDGS INC                COM              552676108      360    11600 SH       11600                       0        0    11600
MACK CALI RLTY CORP            COM              554489104      366    10600 SH       10600                       0        0    10600
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      407    82720 SH       82720                    9500        0    73220
MONSANTO CO NEW                COM              61166W101      200     2450 SH       2450                        0        0     2450
NEWMONT MINING CORP            COM              651639106     1264    26725 SH       26725                       0        0    26725
NVIDIA CORP                    COM              67066G104     3400   182000 SH       182000                   8000        0   174000
PENN WEST ENERGY TR            TR UNIT          707885109      838    47601 SH       47601                       0        0    47601
PFIZER INC                     COM              717081103      624    34283 SH       34283                       0        0    34283
PICO HLDGS INC                 COM NEW          693366205     3664   111933 SH       111933                   2000        0   109933
POTASH CORP SASK INC           COM              73755L107      401     3700 SH       3700                        0        0     3700
PULTE HOMES INC                COM              745867101     1354   135399 SH       135399                      0        0   135399
REDWOOD TR INC                 COM              758075402     2545   176000 SH       176000                  11000        0   165000
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      921    53436 SH       53436                       0        0    53436
SATCON TECHNOLOGY CORP         COM              803893106      257    91100 SH       91100                   45000        0    46100
SENECA FOODS CORP NEW          CL A             817070501     4405   184536 SH       184536                  39851        0   144685
SENECA FOODS CORP NEW          CL B             817070105     2107    87179 SH       87179                    4149        0    83030
SONOSITE INC                   COM              83568G104     2434   103003 SH       103003                   6000        0    97003
SONY CORP                      ADR NEW          835699307     1875    64669 SH       64669                       0        0    64669
SUNCOR ENERGY INC NEW          COM              867224107      282     8000 SH       8000                        0        0     8000
TESSERA TECHNOLOGIES INC       COM              88164L100     1371    58900 SH       58900                    3000        0    55900
VULCAN MATLS CO                COM              929160109     1678    31867 SH       31867                       0        0    31867
WAL MART STORES INC            COM              931142103     3218    60212 SH       60212                       0        0    60212